UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21529
                                                    -----------

                    The Gabelli Global Utility & Income Trust
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            GLOBAL UTILITY
                                                            & INCOME TRUST

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                               Semi-Annual Report
                                 June 30, 2006




TO OUR SHAREHOLDERS,

      During the second quarter of 2006, the Gabelli Global Utility & Income Trust's (the "Fund") total return was 3.4% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Utility Index was up 5.7% and the Lipper Utility Fund Average rose 3.8%. For the six month period ended June 30, 2006, the Fund's NAV total return was 8.0% versus gains of 4.5% and 6.9% for the S&P 500 Utility Index and the Lipper Utility Fund Average, respectively. The Fund's market price on June 30, 2006 was $18.30, which equates to a 14.7% discount to its NAV of $21.46. The Fund's market price rose 0.3% during the second quarter and 6.4% during the six month period ended June 30, 2006.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS
------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                 ------------------------------------------------
                                                                                               Since
                                                                     Year to                 Inception
                                                          Quarter      Date      1 Year      (5/28/04)
                                                          -------      ----      ------      ---------
  GABELLI GLOBAL UTILITY & INCOME TRUST
    NAV RETURN (B) ....................................... 3.37%       7.98%       6.54%       12.50%
    INVESTMENT RETURN (C) ................................ 0.29        6.44       (0.65)        2.49
  S&P 500 Utility Index .................................. 5.69        4.47        5.92        20.78
  Lipper Utility Fund Average ............................ 3.80        6.91       10.57        20.16

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITY INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS ON THE PAYABLE DATE. SINCE INCEPTION RETURN BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2006:

LONG POSITIONS
Energy and Utilities: Integrated ..................  47.9%
Telecommunications ................................  11.9%
Energy and Utilities: Natural Gas Utilities .......   7.3%
Energy and Utilities: Electric
  Transmission and Distribution ...................   6.7%
U.S. Government Obligations .......................   5.9%
Energy and Utilities: Water .......................   5.8%
Cable and Satellite ...............................   2.9%
Energy and Utilities: Oil .........................   2.7%
Energy and Utilities: Natural Gas Integrated ......   2.5%
Diversified Industrial ............................   1.7%
Aerospace .........................................   0.8%
Environmental Services ............................   0.8%
Real Estate .......................................   0.7%
Entertainment .....................................   0.5%
Wireless Communications ...........................   0.4%
Equipment and Supplies ............................   0.3%
Automotive: Parts and Accessories .................   0.2%
Metals and Mining .................................   0.2%
Aviation: Parts and Services ......................   0.2%
Transportation ....................................   0.2%
Energy and Utilities: Alternative Energy ..........   0.2%
Communications Equipment ..........................   0.1%
Energy and Utilities: Services ....................   0.1%
                                                    -----
                                                    100.0%
                                                    =====

SHORT POSITION
Equipment and Supplies ............................  (0.3)%
                                                     =====

THE GABELLI GLOBAL UTILITY & INCOME TRUST (THE "FUND") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 15, 2006 - FINAL RESULTS

      The Annual Meeting of Shareholders was held on May 15, 2006 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected James P. Conn and Salvatore M. Salibello as Trustees of the Fund. There were 2,964,931 votes and 2,963,331 votes cast in favor of each Trustee and 23,374 votes and 24,974 votes withheld, respectively.

      Anthony  J.  Colavita,  Mario  d'Urso,  Vincent  D.  Enright,  Michael  J.
Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees.

      We thank you for your participation and appreciate your continued support.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                 COST          VALUE
   ------                                                 ----         -------
             COMMON STOCKS -- 92.5%
             AEROSPACE -- 0.8%
             NON U.S. COMPANIES
     68,000  Rolls-Royce Group plc+ ..................$   508,332   $   520,591
  1,076,000  Rolls-Royce Group plc, Cl. B ............      1,103         2,039
                                                      -----------   -----------
                                                          509,435       522,630
                                                      -----------   -----------
             AVIATION: PARTS AND SERVICES -- 0.2%
             U.S. COMPANIES
      1,590  Sequa Corp., Cl. A+ .....................    119,553       129,585
                                                      -----------   -----------
             CABLE AND SATELLITE -- 2.9%
             NON U.S. COMPANIES
     10,000  Cogeco Inc. .............................    195,068       179,163
      3,500  Rogers Communications Inc., Cl. B .......     58,568       141,400
             U.S. COMPANIES
     33,000  Cablevision Systems Corp., Cl. A+ .......    580,778       707,850
      8,000  DIRECTV Group Inc.+ .....................    138,277       132,000
     17,000  EchoStar Communications Corp., Cl. A+ ...    532,625       523,770
      4,580  Liberty Global Inc., Cl. A+ .............     86,290        98,470
      4,000  Liberty Global Inc., Cl. C+ .............     72,761        82,280
                                                      -----------   -----------
                                                        1,664,367     1,864,933
                                                      -----------   -----------
             DIVERSIFIED INDUSTRIAL -- 1.7%
             NON U.S. COMPANIES
     19,000  Bouygues SA .............................    635,578       976,939
             U.S. COMPANIES
      3,600  Woodward Governor Co. ...................    103,102       109,836
                                                      -----------   -----------
                                                          738,680     1,086,775
                                                      -----------   -----------
             ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.2%
             U.S. COMPANIES
      3,000  Ormat Technologies Inc. .................     45,000       114,450
                                                      -----------   -----------
             ENERGY AND UTILITIES:
             ELECTRIC TRANSMISSION AND DISTRIBUTION -- 6.7%
             NON U.S. COMPANIES
      8,775  National Grid plc, ADR ..................    401,681       474,377
             U.S. COMPANIES
      4,900  CH Energy Group Inc. ....................    219,678       235,200
      1,000  Consolidated Edison Inc. ................     44,903        44,440
     40,000  Duquesne Light Holdings Inc. ............    777,948       657,600
     18,000  Energy East Corp. .......................    428,738       430,740
      5,000  Northeast Utilities .....................     90,818       103,350

                                                                       MARKET
   SHARES                                                 COST          VALUE
   ------                                                 ----         -------
     50,000  NSTAR ...................................$ 1,187,449   $ 1,430,000
     40,000  Pepco Holdings Inc. .....................    757,783       943,200
      1,000  UIL Holdings Corp. ......................     53,385        56,290
                                                      -----------   -----------
                                                        3,962,383     4,375,197
                                                      -----------   -----------
             ENERGY AND UTILITIES: INTEGRATED -- 47.9%
             NON U.S. COMPANIES
    150,000  AEM SpA .................................    276,010       348,413
        500  Areva ...................................    204,193       347,262
      8,000  Chubu Electric Power Co. Inc. ...........    167,490       216,008
     10,000  Chugoku Electric Power Co. Inc. .........    170,328       211,465
     76,000  Datang International Power
              Generation Co. Ltd. ....................     59,610        52,844
      9,000  E.ON AG, ADR ............................    209,576       345,150
      8,400  Electric Power Development Co. Ltd. .....    194,633       320,028
     13,000  Endesa SA ...............................    332,463       452,106
     48,000  Endesa SA, ADR ..........................  1,152,820     1,541,760
     45,000  Enel SpA ................................    354,639       387,936
      9,760  Energias de Portugal SA, ADR ............    262,599       383,763
     30,000  Enersis SA, ADR .........................    178,868       337,500
    142,000  Hera SpA ................................    303,068       472,226
     10,000  Hokkaido Electric Power Co. Inc. ........    171,210       237,242
     10,000  Hokuriku Electric Power Co. .............    165,392       231,563
      2,000  Huaneng Power International Inc., ADR ...     58,398        52,940
     22,000  Iberdrola SA ............................    447,198       757,786
     16,000  Kansai Electric Power Co. Inc. ..........    284,747       357,917
      5,000  Korea Electric Power Corp., ADR .........     72,677        94,800
     10,000  Kyushu Electric Power Co. Inc. ..........    178,959       232,436
      4,500  Oesterreichische
              Elektrizitaetswirtschafts AG,
              Cl. A ..................................    209,779       216,415
     27,777  Scottish Power plc, ADR .................  1,167,075     1,198,300
     10,000  Shikoku Electric Power Co. Inc. .........    171,759       224,135
     10,000  Tohoku Electric Power Co. Inc. ..........    164,025       219,329
     10,000  Tokyo Electric Power Co. Inc. ...........    220,693       276,127

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                 COST          VALUE
   ------                                                 ----         -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
             U.S. COMPANIES
      1,000  Allegheny Energy Inc.+ ..................$    25,689   $    37,070
      7,000  ALLETE Inc. .............................    233,585       331,450
     22,000  Ameren Corp. ............................    969,632     1,111,000
     33,000  American Electric Power Co. Inc. ........  1,045,068     1,130,250
     50,000  Aquila Inc.+ ............................    185,793       210,500
      1,000  Avista Corp. ............................     20,848        22,830
      6,000  Black Hills Corp. .......................    181,668       205,980
        500  Cleco Corp. .............................      9,790        11,625
        500  CMS Energy Corp.+ .......................      5,055         6,470
        300  Constellation Energy Group ..............     13,206        16,356
     60,000  DPL Inc. ................................  1,627,242     1,608,000
     44,680  Duke Energy Corp. .......................  1,084,186     1,312,251
      1,000  El Paso Electric Co.+ ...................     17,760        20,160
        500  Empire District Electric Co. ............     11,561        10,275
      6,000  Florida Public Utilities Co. ............     70,646        75,540
     10,000  FPL Group Inc. ..........................    349,290       413,800
     60,000  Great Plains Energy Inc. ................  1,797,801     1,671,600
     24,000  Hawaiian Electric Industries Inc. .......    596,570       669,840
      7,500  Maine & Maritimes Corp. .................    221,899       117,000
      3,000  MGE Energy Inc. .........................     93,602        93,450
     45,000  NiSource Inc. ...........................    917,604       982,800
      6,000  NorthWestern Corp. ......................    209,603       206,100
     19,500  OGE Energy Corp. ........................    481,891       683,085
      4,000  Otter Tail Corp. ........................    111,884       109,320
      1,000  PG&E Corp. ..............................     33,930        39,280
     15,000  Pinnacle West Capital Corp. .............    615,958       598,650
      4,200  PPL Corp. ...............................    117,280       135,660
     33,000  Progress Energy Inc. ....................  1,410,351     1,414,710
     35,000  Public Service Enterprise Group Inc. ....  2,331,700     2,314,200
     19,000  SCANA Corp. .............................    681,560       733,020
     45,000  Southern Co. ............................  1,322,848     1,442,250
      1,000  TECO Energy Inc. ........................     15,970        14,940
        800  TXU Corp. ...............................     25,794        47,832
     25,000  Unisource Energy Corp. ..................    616,316       778,750
     17,000  Vectren Corp. ...........................    408,701       463,250
     41,000  Westar Energy Inc. ......................    860,569       863,050
      5,000  Wisconsin Energy Corp. ..................    171,276       201,500
     13,000  WPS Resources Corp. .....................    599,229       644,800
     50,000  Xcel Energy Inc. ........................    845,734       959,000
                                                      -----------   -----------
                                                       27,517,298    31,223,095
                                                      -----------   -----------
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 2.5%
             NON U.S. COMPANIES
     80,000  Snam Rete Gas SpA .......................    347,871       351,739

                                                                       MARKET
   SHARES                                                 COST          VALUE
   ------                                                 ----         -------
             U.S. COMPANIES
     25,000  El Paso Corp. ...........................$   220,000   $   375,000
      1,000  Energen Corp. ...........................     30,935        38,410
     16,000  National Fuel Gas Co. ...................    410,803       562,240
      2,000  ONEOK Inc. ..............................     51,437        68,080
     10,500  Southern Union Co. ......................    229,082       284,130
                                                      -----------   -----------
                                                        1,290,128     1,679,599
                                                      -----------   -----------
             ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 7.3%
             U.S. COMPANIES
     27,000  Atmos Energy Corp. ......................    665,564       753,570
      1,700  Cascade Natural Gas Corp. ...............     36,137        35,853
      2,000  Chesapeake Utilities Corp. ..............     53,224        60,160
     33,000  KeySpan Corp. ...........................  1,228,316     1,333,200
      8,000  Laclede Group Inc. ......................    229,823       274,880
     20,000  Nicor Inc. ..............................    667,385       830,000
     17,000  Peoples Energy Corp. ....................    689,275       610,470
      5,000  Piedmont Natural Gas Co. Inc. ...........    116,790       121,500
     15,000  Southwest Gas Corp. .....................    350,760       470,100
      5,000  Western Gas Resources Inc. ..............    298,487       299,250
                                                      -----------   -----------
                                                        4,335,761     4,788,983
                                                      -----------   -----------
             ENERGY AND UTILITIES: OIL -- 2.7%
             NON U.S. COMPANIES
        500  Niko Resources Ltd. .....................     28,728        28,236
      1,500  PetroChina Co. Ltd., ADR ................     96,520       161,955
     10,000  Royal Dutch Shell plc, Cl. A, ADR .......    511,651       669,800
             U.S. COMPANIES
      4,929  Chevron Corp. ...........................    303,104       305,894
      2,000  ConocoPhillips ..........................     74,050       131,060
      2,000  Devon Energy Corp. ......................     67,255       120,820
      1,000  Exxon Mobil Corp. .......................     45,500        61,350
      2,000  Kerr-McGee Corp. ........................    137,214       138,700
      2,000  Murphy Oil Corp. ........................     78,053       111,720
         29  Tel Offshore Trust ......................        216           173
                                                      -----------   -----------
                                                        1,342,291     1,729,708
                                                      -----------   -----------
             ENERGY AND UTILITIES: SERVICES -- 0.1%
             NON U.S. COMPANIES
      5,000  ABB Ltd., ADR ...........................     54,615        64,800
                                                      -----------   -----------
             ENERGY AND UTILITIES: WATER -- 5.8%
             NON U.S. COMPANIES
      1,000  Consolidated Water Co. Ltd. .............     20,230        24,590
     75,000  Severn Trent plc ........................  1,119,812     1,622,686
      2,000  Suez SA .................................     62,915        82,115
     12,000  Suez SA, ADR ............................    362,710       501,000
      7,200  Suez SA, Strips+ ........................          0            92
     50,000  United Utilities plc ....................    502,861       593,136

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                 COST          VALUE
   ------                                                 ----         -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: WATER (CONTINUED)
             U.S. COMPANIES
      8,666  Aqua America Inc. .......................$   129,735   $   197,498
      3,000  California Water Service Group ..........     84,840       107,220
      4,000  Middlesex Water Co. .....................     75,033        75,680
     22,000  SJW Corp. ...............................    358,906       559,900
                                                      -----------   -----------
                                                        2,717,042     3,763,917
                                                      -----------   -----------
             ENTERTAINMENT -- 0.5%
             NON U.S. COMPANIES
     10,000  Vivendi SA, ADR .........................    264,880       349,100
                                                      -----------   -----------
             ENVIRONMENTAL SERVICES -- 0.8%
     10,000  Veolia Environnement ....................    272,510       516,864
                                                      -----------   -----------
             METALS AND MINING -- 0.2%
             NON U.S. COMPANIES
      5,000  Compania de Minas
               Buenaventura SA, ADR ..................    104,752       136,400
                                                      -----------   -----------
             REAL ESTATE -- 0.2%
             U.S. COMPANIES
      5,000  Trizec Properties Inc. ..................    143,800       143,200
                                                      -----------   -----------
             TELECOMMUNICATIONS -- 11.5%
             NON U.S. COMPANIES
     29,000  BCE Inc. ................................    574,237       685,850
     27,000  BT Group plc, ADR .......................    924,613     1,195,830
     12,000  Deutsche Telekom AG, ADR ................    202,098       192,480
    180,000  Eircom Group plc ........................    502,967       501,899
      6,000  France Telecom SA, ADR ..................    149,213       131,160
      3,000  Manitoba Telecom Services Inc. ..........    100,193       122,037
     40,000  Portugal Telecom SGPS SA ................    474,374       482,970
     15,000  Royal KPN N.V. Sponsored, ADR ...........    114,993       169,050
      1,500  Swisscom AG .............................    478,884       493,845
     24,062  Telecom Italia SpA ......................     78,318        67,016
     17,000  Telefonica SA, ADR ......................    700,249       845,580
     15,000  Telefonos de Mexico SA
               de CV, Cl. L, ADR .....................    231,816       312,450
             U.S. COMPANIES
     25,000  AT&T Inc. ...............................    610,172       697,250
      9,000  BellSouth Corp. .........................    226,200       325,800
      1,000  Embarq Corp.+ ...........................     32,459        40,990
     20,000  Sprint Nextel Corp. .....................    328,202       399,800
     25,000  Verizon Communications Inc. .............    953,369       837,250
                                                      -----------   -----------
                                                        6,682,357     7,501,257
                                                      -----------   -----------

                                                                       MARKET
   SHARES                                                 COST          VALUE
   ------                                                 ----         -------
             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
      2,000  GATX Corp. ..............................$    56,076   $    85,000
                                                      -----------   -----------
             WIRELESS COMMUNICATIONS -- 0.4%
             NON U.S. COMPANIES
      1,600  Mobile TeleSystems, ADR .................     54,874        47,104
      2,200  Vimpel-Communications, ADR+ .............     68,035       100,804
             U.S. COMPANIES
      2,100  United States Cellular Corp.+ ...........     95,967       127,260
                                                      -----------   -----------
                                                          218,876       275,168
                                                      -----------   -----------
             TOTAL COMMON STOCKS ..................... 52,039,804    60,350,661
                                                      -----------   -----------
             CONVERTIBLE PREFERRED STOCKS -- 0.1%
             TELECOMMUNICATIONS -- 0.0%
             U.S. COMPANIES
        500  Cincinnati Bell Inc.,
              6.750% Cv. Pfd., Ser. B ................     20,555        21,500
                                                      -----------   -----------
             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
        200  GATX Corp.,$2.50 Cv. Pfd. ...............     26,010        42,000
                                                      -----------   -----------
             TOTAL CONVERTIBLE PREFERRED STOCKS ......     46,565        63,500
                                                      -----------   -----------
   PRINCIPAL
    AMOUNT
   --------

             CONVERTIBLE CORPORATE BONDS -- 1.5%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
             U.S. COMPANIES
 $  150,000  Pep Boys - Manny, Moe & Jack, Cv.,
              4.250%, 06/01/07 .......................    149,260       147,750
                                                      -----------   -----------
             COMMUNICATIONS EQUIPMENT -- 0.1%
             U.S. COMPANIES
    100,000  Agere Systems Inc., Sub. Deb. Cv.,
              6.500%, 12/15/09 .......................    100,500        99,375
                                                      -----------   -----------
             EQUIPMENT AND SUPPLIES -- 0.3%
             U.S. COMPANIES
    142,000  Robbins & Myers Inc., Sub. Deb. Cv.,
              8.000%, 01/31/08 .......................    143,031       166,495
                                                      -----------   -----------

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL                                                            MARKET
   AMOUNT                                                 COST          VALUE
   ------                                                 ----         -------
             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             REAL ESTATE -- 0.5%
             U.S. COMPANIES
             Palm Harbor Homes Inc., Cv.,
 $  150,000    3.250%, 05/15/24 ......................$   126,439   $   128,250
    200,000    3.250%, 05/15/24 (a) ..................    197,413       171,000
                                                      -----------   -----------
                                                          323,852       299,250
                                                      -----------   -----------
             TELECOMMUNICATIONS -- 0.4%
             NON U.S. COMPANIES
    300,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08 .......................    289,928       284,250
                                                      -----------   -----------
             TOTAL CONVERTIBLE CORPORATE BONDS .......  1,006,571       997,120
                                                      -----------   -----------

             U.S. GOVERNMENT OBLIGATIONS -- 5.9%
  3,830,000  U.S. Treasury Bills,
              4.656% to 4.923%++,
              07/06/06 to 10/12/06 ...................  3,805,479     3,805,644
                                                      -----------   -----------
TOTAL INVESTMENTS -- 100.0% ..........................$56,898,419    65,216,925
                                                      ===========

SECURITIES SOLD SHORT
  (Proceeds received $164,281) .....................................   (164,682)

OTHER ASSETS AND LIABILITIES (NET) .................................    393,070
                                                                    -----------

NET ASSETS -- COMMON SHARES
  (3,050,236 common shares outstanding) ............................$65,445,313
                                                                    ===========
NET ASSET VALUE PER COMMON SHARE
  ($65,445,313 / 3,050,236 shares outstanding) .....................     $21.46
                                                                         ======
                                                                      MARKET
   SHARES                                               PROCEEDS       VALUE
   ------                                               -------       ------
             COMMON STOCKS SOLD SHORT -- (0.3)%
             EQUIPMENT AND SUPPLIES -- (0.3)%
             U.S. COMPANIES
     (6,300) Robbins & Myers Inc. ....................$  (164,281)  $  (164,682)
                                                      ===========   ===========
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $171,000 or 0.26% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------      -------
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America .......................   67.6%   $44,113,064
Europe ..............................   26.7     17,404,133
Japan ...............................    3.9      2,526,249
Latin America .......................    1.2        810,940
Asia/Pacific ........................    0.6        362,539
                                       -----    -----------
                                       100.0%   $65,216,925
                                       =====    ===========
SHORT POSITION
North America .......................   (0.3)%  $  (164,682)
                                       =====    ===========

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST


                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2006 (UNAUDITED)

ASSETS:
  Investments, at value (cost $56,898,419) ...................     $ 65,216,925
  Foreign currency, at value (cost $6,305) ...................            6,436
  Dividends and interest receivable ..........................          341,556
  Receivable for investments sold ............................          228,299
  Other assets ...............................................            2,018
                                                                   ------------
  TOTAL ASSETS ...............................................       65,795,234
                                                                   ------------
LIABILITIES:
  Securities sold short (proceeds $164,281) ..................          164,682
  Payable to custodian .......................................           22,397
  Payable for investment advisory fees .......................           56,441
  Payable for investments purchased ..........................           56,384
  Payable for legal and audit fees ...........................           23,789
  Payable for shareholder communications expenses ............           18,019
  Other accrued expenses and liabilities .....................            8,209
                                                                   ------------
  TOTAL LIABILITIES ..........................................          349,921
                                                                   ------------
  NET ASSETS applicable to 3,050,236
    shares outstanding .......................................     $ 65,445,313
                                                                   ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001 par value .........     $      3,050
  Additional paid-in capital .................................       57,122,857
  Accumulated net realized loss on investments
    and foreign currency transactions ........................             (753)
  Net unrealized appreciation on investments .................        8,318,506
  Net unrealized depreciation on securities sold short .......             (401)
  Net unrealized appreciation on foreign
    currency translations ....................................            2,054
                                                                   ------------
  NET ASSETS .................................................     $ 65,445,313
                                                                   ============
NET ASSET VALUE:
  ($65,445,313 / 3,050,236 shares outstanding;
  unlimited number of shares authorized) .....................           $21.46
                                                                         ======


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $61,516) ..............        $ 1,576,959
  Interest .................................................             93,841
                                                                    -----------
  TOTAL INVESTMENT INCOME ..................................          1,670,800
                                                                    -----------
EXPENSES:
  Investment advisory fees .................................            323,105
  Payroll expenses .........................................             55,759
  Shareholder communications expenses ......................             35,920
  Trustees' fees ...........................................             29,150
  Legal and audit fees .....................................             22,956
  Custodian fees ...........................................              7,484
  Shareholder services fees ................................              7,118
  Miscellaneous expenses ...................................             38,224
                                                                    -----------
  TOTAL EXPENSES ...........................................            519,716
  Less: Custodian fee credits ..............................               (953)
                                                                    -----------
  NET EXPENSES .............................................            518,763
                                                                    -----------
  NET INVESTMENT INCOME ....................................          1,152,037
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................            457,985
  Net realized loss on foreign
    currency transactions ..................................            (13,272)
                                                                    -----------
  Net realized gain on investments and loss
    on foreign currency transactions .......................            444,713
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ..........................          3,297,728
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ....................          3,742,441
                                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................        $ 4,894,478
                                                                    ===========

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2006      YEAR ENDED
                                                                  (UNAUDITED)    DECEMBER 31, 2005
                                                                 ------------    -----------------
OPERATIONS:
  Net investment income ......................................   $  1,152,037      $  1,919,979
  Net realized gain on investments and foreign
    currency transactions ....................................        444,713         2,521,834
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations .........      3,297,728        (1,797,961)
                                                                 ------------      ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      4,894,478         2,643,852
                                                                 ------------      ------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ......................................     (1,171,393)*      (1,932,706)
  Net realized short-term gain on investments and
    foreign currency transactions ............................        (88,731)*        (447,122)
  Net realized long-term gain on investments and
    foreign currency transactions ............................       (355,982)*      (2,043,014)
  Return of capital ..........................................       (214,046)*              --
                                                                 ------------      ------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS .................     (1,830,152)       (4,422,842)
                                                                 ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ......................      3,064,326        (1,778,990)
NET ASSETS:
  Beginning of period ........................................     62,380,987        64,159,977
                                                                 ------------      ------------
  End of period (including undistributed net investment income
    of $0 and $19,356, respectively) .........................   $ 65,445,313      $ 62,380,987
                                                                 ============      ============

---------------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.



                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION. The Gabelli Global Utility & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on May 28, 2004.

     The Fund's investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualifying dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, there were no open repurchase agreements.

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2006, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2006 are reported within the Schedule of Investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2006, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to increase accumulated net investment income by $32,083 and increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $32,083.

     The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

                  DISTRIBUTIONS PAID FROM:
                  Ordinary income (Inclusive of
                    short-term capital gains) .................... $2,379,828
                  Net long-term capital gains ....................  2,043,014
                                                                   ----------
                  Total distributions paid ....................... $4,422,842
                                                                   ==========

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                  Post October losses ............................ $   (2,065)
                  Net unrealized appreciation on
                    investments, payables, and receivables .......  5,023,667
                  Net unrealized depreciation on
                    foreign currency .............................     (1,989)
                  Undistributed ordinary income ..................     21,421
                                                                   ----------
                  Total accumulated gain ......................... $5,041,034
                                                                   ==========

     The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                                             GROSS           GROSS        NET UNREALIZED
                                                           UNREALIZED      UNREALIZED      APPRECIATION/
                                         COST/PROCEEDS    APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                         -------------    ------------    ------------    --------------
             Investments ............... $56,899,564       $9,055,207      $(737,846)      $8,317,361
             Short sales ...............    (164,281)              --           (401)            (401)
                                                           ----------      ---------       ----------
                                                           $9,055,207      $ 738,247       $8,316,960
                                                           ==========      =========       ==========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser on the first business day of

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

     During the six months ended June 30, 2006, the Fund paid brokerage commissions of $3,935 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $2,724 for the six months ended June 30, 2006 which is included in payroll expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $8,458,129 and $6,177,920, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2006 and the fiscal year ended December 31, 2005, the Fund did not have any transactions in shares of beneficial interest.

6. INDUSTRY CONCENTRATION. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund. The staff's notice to the Adviser did not relate to the Fund.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A GLOBAL UTILITY & INCOME TRUST SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                          SIX MONTHS ENDED
                                                            JUNE 30, 2006       YEAR ENDED          PERIOD ENDED
                                                             (UNAUDITED)     DECEMBER 31, 2005  DECEMBER 31, 2004 (D)
                                                             -----------     -----------------  --------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ......................  $ 20.45            $ 21.03            $ 19.06(e)
                                                                -------            -------            -------
   Net investment income .....................................     0.38               0.64               0.28
   Net realized and unrealized gain on investments ...........     1.23               0.23               2.29
                                                                -------            -------            -------
   Total from investment operations ..........................     1.61               0.87               2.57
                                                                -------            -------            -------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .....................................    (0.38)(a)          (0.63)             (0.28)
   Net realized gain on investments ..........................    (0.15)(a)          (0.82)             (0.06)
   Return of capital .........................................    (0.07)(a)             --              (0.26)
                                                                -------            -------            -------
   Total distributions to common shareholders ................    (0.60)             (1.45)             (0.60)
                                                                -------            -------            -------
   NET ASSET VALUE, END OF PERIOD ............................  $ 21.46            $ 20.45            $ 21.03
                                                                =======            =======            =======
   Net asset value total return* .............................      8.0%               4.2%              13.9%***
                                                                =======            =======            =======
   Market value, end of period ...............................  $ 18.30            $ 17.76            $ 19.63
                                                                =======            =======            =======
   Total investment return** .................................      6.4%              (2.3)%              1.3%****
                                                                =======            =======            =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ......................  $65,445            $62,381            $64,160
   Ratio of net investment income to average net assets ......     3.57%(b)           2.99%              2.23%(b)
   Ratio of operating expenses to average net assets .........     1.61%(b)(c)        1.56%(c)           1.49%(b)
   Portfolio turnover rate ...................................     10.2%              21.0%              16.9%

 (a) Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
 (b)  Annualized.
 (c) For the six months ended June 30, 2006 and the year ended December 31, 2005, the effect of the custodian fee credits was minimal.
 (d) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.
 (e) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
   * Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for periods of less than one year are not annualized.
  ** Based on market value per share, adjusted for reinvestment of distributions. Total return for periods of less than one year are not annualized.
 *** Based on net asset value per share at commencement of operations of $19.06 per share.
**** Based on market value per share at initial public offering of $20.00 per share.

                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL UTILITY & INCOME TRUST

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on May 17, 2006, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short and medium-term performance of the Fund since inception against a peer group of equity closed-end funds and the customized peer group selected by Lipper. The independent board members noted that the Fund comparative performance was reasonably acceptable.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser and found the profitability to be below normal.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity closed-end funds as well as the customized Lipper peer group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios were above average and the Fund's size was below average within the group. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The independent board members also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory to the full Board.

                         AUTOMATIC DIVIDEND REINVESTMENT
                       AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the Policy of The Gabelli Global Utility & Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                    The Gabelli Global Utility & Income Trust
                               c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

      If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the Amex or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

      SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

      The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days' written notice to participants in the Plan.

--------------------------------------------------------------------------------
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                           AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Global Utility & Income Trust (the "Fund") is a closed-end investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     When you purchase shares of the Fund on the American Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION   ABOUT  YOUR   TRANSACTIONS  WITH  US.  This  would  include
       information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                PICTURE OF FLAGS

                              TRUSTEES AND OFFICERS
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422


TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN ENERGY CORP.

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER LLP

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

David I. Schachter
   VICE PRESIDENT

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING
                                   Common
                                  --------
Amex-Symbol:                         GLU
Shares Outstanding:               3,050,236

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5070.

--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

SEMI-ANNUAL REPORT
JUNE 30, 2006


GLU SA 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
01/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/06
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
02/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/06
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
03/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/06
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
04/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/06
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
05/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/06
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
06/01/06
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/06
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.
         Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Utility & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.